Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Mr. Anthony So, Director
Commissions and/or Consultancy Fees	$ 643	$ 643	$ 643
Mr. Kim Wah Chung, Director
Commissions and/or Consultancy Fees	171	171	171
Mr. Woo-Ping Fok, Director
Commissions and/or Consultancy Fees	1	0	0
Mr. Andrew So, Director, Chief Executive Officer
Commissions and/or Consultancy Fees	370	265	249
Mr. Henry Schlueter, Director and Assistant Secretary
Commissions and/or Consultancy Fees	60	60	60
Mr. Albert So, Director, Chief Financial Officer and Secretary
Commissions and/or Consultancy Fees	$ 232	$ 162	$ 152